Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in associates and joint ventures
Schedule of investment entities

	2025	2024
Joint ventures
Interligação Elétrica do Madeira S.A.	1,658	1,698
Transmissora Aliança de Energia Elétrica S.A.	1,434	1,514
Equion Energía Limited	1,077	1,178
Interligação Elétrica Ivaí S.A.	473	488
Interligação Elétrica Garanhuns S.A.	466	479
Interligação Elétrica Paraguaçu S.A.	347	515
Interligação Elétrica Aimorés S.A.	235	323
Conexión Kimal Lo Aguirre S.A.	164	163
Ecodiesel Colombia S.A.	83	69
Consorcio Eléctrico Yapay S.A.	25	24
Transnexa S.A. E.M.A.	9	9
PA Energía para la paz	9	9
Interconexión Eléctrica Colombia Panamá S.A.	6	5
Derivex S.A.	1	1
	5,987	6,475
Less impairment:
Equion Energía Limited	(393)	(393)
Transnexa S.A. E.M.A.	(9)	(9)
	5,585	6,073
Associates
Gases del Caribe S.A. E.S.P.	1,518	1,529
ATP Tower Holdings	655	756
Gas Natural del Oriente S.A. E.S.P.	153	155
Gases de la Guajira S.A. E.S.P.	72	71
E2 Energía Eficiente S.A. E.S.P.	33	32
Extrucol S.A.	29	32
Serviport S.A.	9	9
Sociedad Portuaria Olefinas y Derivados S.A.	3	4
	2,472	2,588
Less impairment: Serviport S.A.	(9)	(9)
	2,463	2,579
	8,048	8,652

Schedule of movement of investments in associates and joint ventures

For the year ended December 31, 2025:

		Joint
	Associates	ventures	Total
Opening balance	2,579	6,073	8,652
Capital contributions	—	6	6
Effects of equity method through:
Profit or loss	145	565	710
Other comprehensive income	(81)	(590)	(671)
Dividends declared (1)	(180)	(469)	(649)
Closing balance	2,463	5,585	8,048

For the year ended December 31, 2024:

		Joint
	Associates	ventures	Total
Opening balance	2,544	5,875	8,419
Capital contributions	—	20	20
Effects of equity method through:
Profit or loss	135	629	764
Other comprehensive income	78	(117)	(39)
Dividends declared (1)	(178)	(349)	(527)
Impairment recovery (Note 18)	—	15	15
Closing balance	2,579	6,073	8,652
(1)	During 2024, dividends of $425 (2023: $482) were received from: i) the joint ventures of Interconexión Eléctrica S.A.: Transmissora Aliança de Energía Elétrica, Interligação Elétrica Paraguaçu Interligação Elétrica Aimorés, Interligação Elétrica do Madeira S.A., and Interligação Elétrica Ivaí S.A. and ii) of the associates of Invercolsa: Gases del Caribe, Gas Natural del Oriente, Gases de la Guajira, and Extrucol.

For the year ended December 31, 2023:

		Joint
	Associates	ventures	Total
Opening balance	2,693	6,804	9,497
Capital contributions	—	1	1
Effects of equity method through:
Profit or loss	198	607	805
Other comprehensive income	(169)	(1,181)	(1,350)
Dividends declared (1)	(178)	(348)	(526)
Impairment (Note 18)	—	(8)	(8)
Closing balance	2,544	5,875	8,419
(1)	During 2023, The Ecopetrol Group received dividends of $482 (2022: $1,471) from its investments Transmissora Aliança de Energía Elétrica, Interligação Elétrica Paraguaçu, Interligação Elétrica Aimorés, Gases del Caribe, Gas Natural del Oriente, Gases de la Guajira and Extrucol.

Schedule of breakdown of assets, liabilities and results of the main investments in associates and joint ventures

	2025			2024
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of financial position
Current assets	622	1,856	66	650	1,649	105
Non–current assets	4,300	12,062	1,387	4,729	11,582	1,563
Total assets	4,922	13,918	1,453	5,379	13,231	1,668
Current liabilities	214	1,224	39	417	1,412	42
Non–current liabilities	1,637	7,498	24	1,843	6,876	29
Total liabilities	1,851	8,722	63	2,260	8,288	71
Equity	3,071	5,196	1,390	3,119	4,943	1,597
Other complementary information
Cash and cash equivalents	62	—	12	122	4	25

	Year ended December 31
	2025			2024
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Statement of profit or loss
Sales revenue	555	1,804	—	572	1,758	—
Costs	58	(412)	(30)	(28)	(261)	(23)
Other operating expenses, net	(147)	165	—	—	(168)	1
Financial (expenses) income	(42)	(348)	81	(91)	82	95
Income tax	(78)	35	(19)	(92)	(70)	(23)
Financial year results	346	1,244	32	361	1,341	50
Other comprehensive results	—	—	1,711	—	10	1,014
Other complementary information
Depreciation and amortization	1	(5)	—	1	43	—

Schedule of reconciliation of equity of the significant investments and carrying amount of investments

	2025			2024
	Interligação	Transmissora	Equion	Interligação	Transmissora	Equion
	Elétrica do	Aliança de	Energía	Elétrica do	Aliança de	Energía
	Madeira	Energia Elétrica	Limited	Madeira	Energia Elétrica	Limited
Equity of the joint venture	3,071	5,196	1,389	3,119	4,943	1,597
% of Ecopetrol’s ownership	51.00%	14.88%	51.00%	51.00%	14.88%	51.00%
Ecopetrol’s ownership	1,566	773	709	1,591	735	814
Additional value of the investment	—	119	383	—	143	376
Impairment	—	—	(393)	—	—	(393)
Unrealized gain	—	—	(15)	—	—	(12)
Carrying amount of the investment	1,566	892	684	1,591	878	785